Long-Term Debt - Schedule of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total long-term debt	$ 1,033,330	$ 745,649
Less: current installments	95,176	60,314
Less: unamortized deferred loan issuance costs	2,191	1,330
Current portion of long-term debt	92,985	58,984
Amounts due after one year	938,154	685,335
Less: unamortized deferred loan issuance costs	4,524	2,673
Less long-term debt from related parties		25,000
Long-term debt, less current installments, Seller's Credit and Seller's Loan and unamortized deferred loan issuance costs	933,630	657,662
220 Million Term Loan Facility [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	165,000	180,714
35 Million Revolving Credit Facility [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt		25,000
140 Million Secured Loan Facility [Member] | Fortaleza Knutsen and Recife Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	109,375	118,125
117 Million Loan Facility [Member] | Hilda Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt		76,871
Hilda Loan Facility [Member] | Hilda Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	96,923
Torill Loan Facility [Member] | Torill Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	73,177	78,105
172.5 Million Secured Loan Facility [Member] | Dan Cisne Dan Sabia [Member]
Debt Instrument [Line Items]
Total long-term debt	91,339	100,539
Ingrid Loan Facility [Member]
Debt Instrument [Line Items]
Total long-term debt	42,000
Ingrid Loan Facility [Member] | Ingrid Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	61,085	67,652
Raquel Loan Facility [Member] | Raquel Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	68,414	73,643
25 Million Seller's Credit and Seller's Loan [Member]
Debt Instrument [Line Items]
Less long-term debt from related parties		25,000
25 Million Seller's Credit and Seller's Loan [Member] | Raquel Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 25,000
Tordis Loan Facility [Member] | Tordis Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	91,051
Vigdis Loan Facility [Member] | Vigdis Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	92,316
Lena Loan Facility [Member] | Lena Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	90,650
Brasil Loan Facility [Member] | Brasil Knutsen [Member]
Debt Instrument [Line Items]
Total long-term debt	69,000
25 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 25,000